Related Party Transactions and Balances - Revenues (Expenses) from Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Related Party Transactions [Abstract]
Revenues	$ 17,490	$ 16,427	$ 34,819	$ 33,757
Vessel operating expenses	(10,412)	(10,182)	(19,850)	(19,830)
General and administrative	(8,235)	(10,252)	(16,062)	(18,540)
Interest expense	$ (112)	$ (112)	$ (223)	$ (223)